Shareholders’ Equity (Details) - USD ($)		12 Months Ended
	Apr. 16, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 19, 2023	Apr. 26, 2022	Apr. 24, 2022
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Issued number of ordinary shares				6,671,444
Offering price		14.00%
Shares subscription receivables (in Dollars)		$ 1,200	$ 1,200
Tax profits		10.00%
Reserve Percentage		10.00%
Statutory reserves (in Dollars)		$ 895,682	895,682
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries (in Dollars)		$ 3,852,982	$ 3,852,982
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
Reserve Percentage		50.00%
Fifteen Investor [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Issued number of ordinary shares					1,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Issued number of ordinary shares		7,200,000	7,200,000
Class A Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Issued number of ordinary shares		4,800,000	4,800,000
Ordinary shares votes		20
Class B Ordinary Shares [Member] | Subscription Receivables [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares				4,799,556
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Forecast [Member]
Shareholders’ Equity [Line Items]
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 7,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Shares subscription receivables (in Dollars)				$ 1,200
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares				528,000
IPO [Member] | Class A Ordinary Shares [Member] | Subscription Receivables [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares				7,199,444
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares				4,799,556
IPO [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 1,750,000
Offering price	4.00%